INCOME TAXES (Details Narrative) - USD ($)		3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2025	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Unrecognized tax benefits									$ 0	$ 0
Goodvision Inc [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Income tax change in enacted tax rate							$ 800
Unrecognized tax benefits
Pre-tax income (loss)		$ 46,637	$ (65,080)	$ (690,384)	$ (690,384)	$ (8,378)	104,240	33,812
Income Tax Expense (Benefit)			$ (14,512)			$ (1,868)	$ 23,540	$ 7,901
Effective tax rate percentage		0.00%	22.30%		0.00%	22.30%	22.30%	22.90%
Income tax benefit			$ 14,512			$ 1,868	$ (23,540)	$ (7,901)
Effective income tax rate reconciliation income limitation					80.00%
California net operating losses					20 years
Income tax payable					$ 30,641
Fiscal year 2024 accrual	$ 7,901	7,901		7,901	7,901
Fiscal year 2025 accrual	23,540	23,540		23,540	23,540
Extension payment	$ 800	$ 800		$ 800	$ 800
Goodvision Inc [Member] | California Franchise Tax Board [Member]
Effective Income Tax Rate Reconciliation [Line Items]
California franchise tax	The Company is subject to the California franchise tax, equal to the greater of (i) an income-based tax at the enacted rate of 8.84% applied to California-apportioned taxable income, or (ii) a minimum franchise tax of $800. For the fiscal year ending September 30, 2026, the Company is in a pre-tax loss position; accordingly, the $800 minimum franchise tax applies rather than the income-based tax and will be recognized in the fourth quarter of fiscal 2026 upon filing. During the three months ended June 30, 2026, the Company paid $800 with the extension of its fiscal year 2025 California return, which was applied against the income tax payable balance.